Leases - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Leases Disclosure [Line Items]
Rental expenses under operating leases	¥ 34,953	¥ 32,728	¥ 34,079